Consolidated Statements of Changes in Members' Deficit - USD ($)	Total	Class A Shares	Class B Shares	Cumulative Effect, Period of Adoption, Adjustment	Common Stock Class A Shares	Common Stock Class B Shares	Common Stock Class C Shares	Additional Paid-in Capital	Retained Earnings [Member]	Retained Earnings [Member] Cumulative Effect, Period of Adoption, Adjustment	AOCI Attributable to Parent [Member]	Noncontrolling Interests	DiscoverOrg Holdings	DiscoverOrg Holdings Cumulative Effect, Period of Adoption, Adjustment	DiscoverOrg Holdings Retained Earnings [Member]	DiscoverOrg Holdings AOCI Attributable to Parent [Member]	Pre-Acquisition ZI
Beginning balance, Stockholders' Equity at Dec. 31, 2017													$ (29,800,000)		$ (29,800,000)	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)													(28,600,000)		(28,600,000)
Member distributions													93,400,000		93,400,000
Other comprehensive income (loss)													0
Equity-based compensation													32,700,000		32,700,000
Ending balance, Stockholders' Equity at Dec. 31, 2018	$ (119,100,000)			$ (1,800,000)					$ (119,100,000)	$ (1,800,000)	$ 0		(119,100,000)	$ (1,800,000)	(119,100,000)	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accounting Standards Update [Extensible List]	us-gaap:AccountingStandardsUpdate201602Member
Net income (loss)	$ (40,200,000)								(40,200,000)
Member distributions	6,100,000								6,100,000
Other comprehensive income (loss)	0										0
Equity-based compensation	5,600,000								5,600,000
Ending balance, Stockholders' Equity at Mar. 31, 2019	(161,600,000)								(161,600,000)		0
Beginning balance, Stockholders' Equity at Dec. 31, 2018	(119,100,000)			(1,800,000)					(119,100,000)	(1,800,000)	0		(119,100,000)	(1,800,000)	(119,100,000)	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	(60,100,000)
Other comprehensive income (loss)	(5,900,000)
Net income (loss) prior to Reorganization Transactions	(60,100,000)
Ending balance, Stockholders' Equity at Jun. 30, 2019	(200,700,000)								(194,800,000)		(5,900,000)
Beginning balance, Stockholders' Equity at Dec. 31, 2018	(119,100,000)			$ (1,800,000)					(119,100,000)	$ (1,800,000)	0		(119,100,000)	$ (1,800,000)	(119,100,000)	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)													(78,000,000.0)		(78,000,000.0)
Member distributions													16,500,000		16,500,000
Other comprehensive income (loss)													(6,000,000.0)		0	(6,000,000.0)
Equity-based compensation													25,100,000		25,100,000
Cash paid for unit repurchases													(11,900,000)		(11,900,000)
Accrued unit repurchases													(5,600,000)		(5,600,000)
Ending balance, Members' Deficit at Dec. 31, 2019	(213,800,000)																$ (207,800,000)
Ending balance, Stockholders' Equity (in shares) at Dec. 31, 2019		0	100		0	0	0
Ending balance, Stockholders' Equity at Dec. 31, 2019	(213,800,000)				$ 0	$ 0	$ 0	$ 0	0		(6,000,000.0)	$ 0	(213,800,000)		(207,800,000)	(6,000,000.0)	1
Beginning balance, Stockholders' Equity at Mar. 31, 2019	(161,600,000)								(161,600,000)		0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	(19,900,000)								(19,900,000)
Member distributions	7,300,000								7,300,000
Other comprehensive income (loss)	(5,900,000)										(5,900,000)
Equity-based compensation	5,900,000								5,900,000
Net income (loss) prior to Reorganization Transactions	(19,900,000)
Accrued unit repurchases	(11,900,000)								(11,900,000)
Ending balance, Stockholders' Equity at Jun. 30, 2019	(200,700,000)								(194,800,000)		(5,900,000)
Beginning balance, Stockholders' Equity at Dec. 31, 2019	(213,800,000)				$ 0	$ 0	$ 0	0	0		(6,000,000.0)	0	(213,800,000)		(207,800,000)	(6,000,000.0)	1
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	(5,900,000)																(5,900,000)
Member distributions	5,000,000.0																5,000,000.0
Other comprehensive income (loss)	(6,700,000)										(6,700,000)
Equity-based compensation	11,300,000																11,300,000
Ending balance, Members' Deficit at Mar. 31, 2020																	(207,400,000)
Ending balance, Stockholders' Equity (in shares) at Mar. 31, 2020					0	0	0
Ending balance, Stockholders' Equity at Mar. 31, 2020	(220,100,000)				$ 0	$ 0	$ 0	0	0		(12,700,000)	0
Beginning balance, Members' Deficit at Dec. 31, 2019	(213,800,000)																(207,800,000)
Beginning balance, Stockholders' Equity (in shares) at Dec. 31, 2019		0	100		0	0	0
Beginning balance, Stockholders' Equity at Dec. 31, 2019	(213,800,000)				$ 0	$ 0	$ 0	0	0		(6,000,000.0)	0	$ (213,800,000)		$ (207,800,000)	$ (6,000,000.0)	1
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	(62,100,000)
Other comprehensive income (loss)	(4,300,000)
Net income (loss) prior to Reorganization Transactions	(5,100,000)
Ending balance, Members' Deficit at Jun. 30, 2020																	0
Ending balance, Stockholders' Equity (in shares) at Jun. 30, 2020					51,994,291	239,153,213	98,106,387
Ending balance, Stockholders' Equity at Jun. 30, 2020	845,500,000				$ 500,000	$ 2,400,000	$ 1,000,000.0	406,900,000	(20,400,000)		(2,800,000)	457,900,000
Beginning balance, Members' Deficit at Mar. 31, 2020																	(207,400,000)
Beginning balance, Stockholders' Equity (in shares) at Mar. 31, 2020					0	0	0
Beginning balance, Stockholders' Equity at Mar. 31, 2020	(220,100,000)				$ 0	$ 0	$ 0	0	0		(12,700,000)	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	(56,200,000)
Member distributions	1,800,000																1,800,000
Other comprehensive income (loss)	2,400,000
Net income (loss) prior to Reorganization Transactions	800,000																800,000
Other comprehensive loss prior to Reorganization Transactions and IPO	(1,000,000.0)										(1,000,000.0)
Equity-based compensation prior to Reorganization Transactions	4,500,000																4,500,000
Initial effect of the Reorganization Transactions and IPO on noncontrolling interests (in shares)						242,414,027	98,381,656
Initial effect of the Reorganization Transactions and IPO on noncontrolling interests						$ 2,400,000	$ 1,000,000.0	(628,100,000)			8,400,000	412,400,000					203,900,000
Issuance of Class A common stock in IPO, net of costs					48,528,783
Issuance of Class A common stock in IPO, net of costs	1,016,600,000				$ 500,000			1,016,100,000
Purchases of ZoomInfo OpCo units in connection with IPO (in shares)					2,370,948	(2,370,948)
Purchases of ZoomInfo OpCo units in connection with IPO	47,200,000							47,200,000
Purchases of Class C units in connection with IPO (in shares)					275,269		(275,269)
Purchases of Class C units in connection with IPO	(5,500,000)							(5,500,000)
Opco Units exchanged into Class A shares (in shares)					878,984	(878,984)
Opco Units exchanged into Class A shares	0
Forfeitures / cancellations (in shares)					(59,693)	(10,882)
Forfeitures / cancellations	0
Series A Preferred Unit redemption accretion	(74,000,000.0)							(74,000,000.0)
Increase in deferred tax asset from step-up in tax basis under TRA related to unit exchanges	166,800,000							122,500,000			1,400,000	42,900,000
Net income subsequent to Reorganization Transactions	(57,000,000.0)								(20,400,000)			(36,600,000)
Other comprehensive loss subsequent to Reorganization Transactions and IPO	3,400,000										1,100,000	2,300,000
Equity-based compensation subsequent to Reorganization Transactions	60,000,000.0							23,100,000				36,900,000
Ending balance, Members' Deficit at Jun. 30, 2020																	$ 0
Ending balance, Stockholders' Equity (in shares) at Jun. 30, 2020					51,994,291	239,153,213	98,106,387
Ending balance, Stockholders' Equity at Jun. 30, 2020	$ 845,500,000				$ 500,000	$ 2,400,000	$ 1,000,000.0	$ 406,900,000	$ (20,400,000)		$ (2,800,000)	$ 457,900,000